Reconciliation of Operating Profit From Reportable Segments to Income (Loss) From Operations Before Taxes in Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Reportable segments operating profit (loss)	$ (61,303)	$ (65,259)	$ 73,246
Interest expense, net and amortization of deferred financing costs	(35,304)	(57,350)	(28,237)
Consolidated income (loss) from continuing operations before taxes	$ (96,607)	$ (122,609)	$ 45,009